Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share
15.	Net Loss per Share
For the years ended December 31,

2017,
2018 and 2019, the Company had potential ordinary shares, including preferred shares, restricted shares and share options granted. As the Group incurred losses for the years ended December 31,
2017,
2018 and 2019, these potential preferred shares, restricted shares and shares options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.
The number of preferred shares, restricted shares and share options excluded from the calculation of diluted net loss per share of the Company were 569,036,090, nil and nil for all the years ended December 31, 2017, 2018 and 2019, respectively.
Considering that the holders of preferred shares have no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to preferred shares.
The following table sets forth the computation of basic and diluted net loss per share for the years ended December

31,
 2
017,
2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator :
Net loss	(153,665)	(9,342)	(132,957)
Less: accretions to preferred shares redemption value	(291,275)	(216,185)	(940,186)
Less: deemed dividends distributed to Series B preferred shares	(4,005)	—	—
Net loss attributable to Lizhi Inc.’s ordinary shareholders	(448,945)	(225,527)	(1,073,143)
Denominator:
Weighted average number of ordinary shares outstanding, basic	260,000,000	260,000,000	260,000,000
Weighted average number of ordinary shares outstanding, diluted	260,000,000	260,000,000	260,000,000
Basic net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(1.73)	(0.87)	(4.13)
Diluted net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(1.73)	(0.87)	(4.13)